HIBERNIA FUNDS

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                November 3, 1998




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: HIBERNIA FUNDS (formerly, Tower Mutual Funds) (the "Trust")
           Hibernia Capital Appreciation Fund
             Class A Shares
             Class B Shares
           Hibernia Louisiana Municipal Income Fund
           Hibernia Mid Cap Equity Fund
             Class A Shares
             Class B Shares
           Hibernia Total Return Bond Fund
           Hibernia U.S. Government Income Fund
           Hibernia Cash Reserve Fund
             Class A Shares
             Class B Shares
           Hibernia U.S. Treasury Money Market Fund
         1933 Act File No. 33-21321
         1940 ACT FILE NO. 811-5536

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectus and statement of additional information, dated October 31, 1998, that would have been filed under Rule 497(c), do not differ from the forms of prospectus and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 22 on October 27, 1998.


      If you have any questions regarding this certification, please call me at
(412) 288-8260.

                                          Very truly yours,



                                          /s/ Gail Cagney
                                          Gail Cagney
                                          Assistant Secretary